As filed with the Securities and Exchange Commission on January 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  February 28, 2018

Date of reporting period:  November 30, 2017

Item 1. Schedules of Investments.

Wasmer Schroeder High Yield Municipal Fund
Schedule of Investments
November 30, 2017 (Unaudited)

MUNICIPAL BONDS - 94.80%	Principal Amount	Value
California - 4.30%
California Statewide Communities Development Revenue Bonds
5.25%, 12/1/2029 (Callable 12/1/2024)	$1,000,000	$1,123,520
5.25%, 12/1/2044 (Callable 12/1/2024)	500,000	546,715
Palomar Health California Revenue Bonds
5.00%, 11/1/2028 (Callable 11/1/2026)	1,345,000	1,538,061
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
5.25%, 1/15/2049 (Callable 1/15/2025)	1,550,000	1,730,823
		4,939,119
Colorado - 2.65%
Colorado Health Facilities Authority Revenue Bonds
5.00%, 6/1/2042 (Callable 6/1/2027)	1,200,000	1,331,004
Denver Colorado Convention Center Hotel Authority Revenue Bonds
5.00%, 12/1/2033 (Callable 12/1/2026)	1,500,000	1,714,560
		3,045,564
District of Columbia - 1.53%
District of Columbia Revenue Bonds
6.25%, 10/1/2032 (Callable 4/1/2021)	220,000	236,575
6.50%, 10/1/2041 (Callable 4/1/2021)	15,000	17,333
6.50%, 10/1/2041 (Callable 4/1/2021)	1,400,000	1,505,168
		1,759,076
Florida - 11.03%
Babcock Ranch Community Independent Special District Special Assessment
4.25%, 11/1/2021	495,000	506,618
4.75%, 11/1/2026 (Callable 11/1/2025)	925,000	957,642
5.00%, 11/1/2031 (Callable 11/1/2025)	155,000	158,550
5.25%, 11/1/2046 (Callable 11/1/2025)	265,000	268,580
Collier County Educational Facilities Authority Revenue Bonds
6.125%, 11/1/2043 (Callable 11/1/2023)	1,000,000	1,052,190
Collier County Health Facilities Authority Revenue Bonds
5.00%, 5/1/2045 (Callable 5/1/2025)	2,255,000	2,511,325
Florida Gulf Coast University Financing Corp. Revenue Bonds
5.00%, 2/1/2043 (Callable 2/1/2023)	600,000	650,064
Florida Higher Educational Facilities Financial Authority Revenue Bonds
5.00%, 4/1/2032 (Callable 4/1/2022)	500,000	540,260
Halifax Hospital Medical Center Florida Hospital Revenue Bonds
5.00%, 6/1/2036 (Callable 6/1/2026)	1,500,000	1,662,884
Lee County Industrial Development Authority Revenue Bonds
4.50%, 10/1/2032 (Callable 10/1/2022)	500,000	506,720
5.50%, 10/1/2047 (Callable 10/1/2022)	1,000,000	1,072,550

Midtown Miami Community Development District Special Assessment
5.00%, 5/1/2037 (Callable 5/1/2023)	350,000	369,296
Palm Beach County Health Facilities Authority Revenue Bonds
7.25%, 6/1/2034 (Callable 6/1/2022)	750,000	903,188
Talis Park Community Development District Special Assessment
5.25%, 5/1/2021	145,000	145,526
Town of Davie Florida Revenue Bonds
6.00%, 4/1/2042 (Callable 4/1/2023)	500,000	570,120
Villagewalk of Bonita Springs Community Development District Special Assessment
5.15%, 5/1/2038 (Callable 1/2/2018)	805,000	805,419
		12,680,932
Georgia - 2.03%
Cobb County Kennestone Hospital Authority Revenue Bonds
5.00%, 4/1/2037 (Callable 4/1/2027)	500,000	568,685
Private Colleges & Universities Authority Revenue Bonds
5.00%, 4/1/2044 (Callable 4/1/2024)	1,625,000	1,762,150
Guam - 1.65%
Guam Government Waterworks Authority Revenue Bonds
5.00%, 7/1/2035 (Callable 7/1/2024)	500,000	540,155
Guam Power Authority Revenue Bonds
5.00%, 10/1/2021	495,000	540,426
5.00%, 10/1/2034 (Callable 10/1/2022)	780,000	822,947
		1,903,528
Illinois - 13.16%
Chicago Board of Education General Obligation Bonds
5.00%, 12/1/2022 (Callable 1/2/2018) (AGM Insured)	220,000	220,348
5.50%, 12/1/2026 (AGC Insured)	1,500,000	1,754,550
5.00%, 12/1/2042 (Callable 12/1/2022) (AGM Insured)	1,000,000	1,068,800
Chicago Illinois Wastewater Transmission Revenue Bonds
5.00%, 1/1/2027 (Callable 1/1/2022)	345,000	372,786
City of Chicago Illinois General Obligation Bonds
4.00%, 1/1/2020 (Callable 1/2/2018)	225,000	225,245
5.00%, 1/1/2024	520,000	565,900
5.00%, 1/1/2025	1,255,000	1,373,685
5.00%, 1/1/2029 (Callable 1/1/2020) (AGM Insured)	500,000	526,360
5.25%, 1/1/2033 (Callable 1/2/2018)	340,000	340,255
5.50%, 1/1/2039 (Callable 1/1/2025)	1,025,000	1,105,145
City of Chicago Illinois Sales Tax Revenue Bonds
5.00%, 1/1/2032 (Callable 1/1/2025)	250,000	274,135
City of Chicago Illinois Waterworks Revenue Bonds
4.25%, 11/1/2018 (AGM Insured)	150,000	153,692
5.00%, 11/1/2026	500,000	581,900
5.00%, 11/1/2044 (Callable 11/1/2024)	1,000,000	1,086,200
Metropolitan Pier & Exposition Authority Revenue Bonds
5.20%, 6/15/2050 (Callable 6/15/2020)	2,050,000	2,116,092

State of Illinois General Obligation Bonds
5.00%, 2/1/2021	600,000	632,730
5.25%, 7/1/2030 (Callable 7/1/2023)	1,020,000	1,101,619
5.00%, 5/1/2034 (Callable 5/1/2024)	525,000	548,363
5.00%, 2/1/2039 (Callable 2/1/2024)	1,050,000	1,084,178
		15,131,983
Iowa - 1.58%
Iowa Higher Education Loan Authority Revenue Bonds
5.00%, 10/1/2037 (Callable 10/1/2025)	1,825,000	1,820,328
Maine - 1.44%
Maine Health & Higher Education Facilities Authority Revenue Bonds
5.00%, 7/1/2024 (Callable 7/1/2023)	850,000	933,453
5.00%, 7/1/2027 (Callable 7/1/2023)	300,000	323,391
5.00%, 7/1/2033 (Callable 7/1/2023)	385,000	403,272
		1,660,116
Maryland - 4.69%
Baltimore Maryland Convention Center Revenue Bonds
5.00%, 9/1/2024	250,000	292,433
5.00%, 9/1/2030 (Callable 9/1/2027)	1,000,000	1,174,280
5.00%, 9/1/2031 (Callable 9/1/2027)	1,000,000	1,162,310
Rockville Maryland Mayor & Council Economic Development Revenue Bonds
5.00%, 11/1/2027 (Callable 11/1/2024)	500,000	569,435
5.00%, 11/1/2035 (Callable 11/1/2024)	500,000	552,555
5.00%, 11/1/2042 (Callable 11/1/2024)	500,000	547,060
Maryland State Economic Development Corp. Student Housing Revenue Bonds
5.00%, 7/1/2039 (Callable 7/1/2025)	1,000,000	1,094,850
		5,392,923
Massachusetts - 1.96%
Massachusetts Development Finance Agency Revenue Bonds
5.00%, 7/1/2028 (Callable 7/1/2026)	1,000,000	1,151,840
5.00%, 7/1/2044 (Callable 7/1/2025)	500,000	549,865
5.125%, 7/1/2044 (Callable 7/1/2024)	500,000	548,535
		2,250,240
Michigan - 7.67%
City of Detroit Michigan General Obligation Bonds
5.25%, 4/1/2023 (Callable 1/2/2018) (AMBAC Insured)	58,900	58,902
City of Detroit Michigan Sewage Disposal System Revenue Bonds
7.00%, 7/1/2027 (Callable 7/1/2019) (AGM Insured)	1,000,000	1,080,370
County of Wayne Michigan General Obligation Bonds
5.00%, 2/1/2038 (Callable 2/1/2018) (AGM Insured)	1,000,000	1,004,440
Detroit Michigan City School District General Obligation Bonds
5.25%, 5/1/2032 (AGM Insured)	280,000	345,881
Detroit Wayne County Stadium Authority Revenue Bonds
5.00%, 10/1/2020 (AGM Insured)	565,000	603,595
5.00%, 10/1/2026 (Callable 10/1/2022) (AGM Insured)	275,000	298,623
Michigan Finance Authority Revenue Bonds
5.00%, 7/1/2032 (Callable 7/1/2024) (AGM Insured)	1,000,000	1,126,780
5.00%, 7/1/2034 (Callable 7/1/2024) (NATL Insured)	870,000	966,161
5.00%, 7/1/2035 (Callable 7/1/2025)	1,015,000	1,127,635
5.00%, 7/1/2044 (Callable 7/1/2024)	1,500,000	1,620,119
Ypsilanti Michigan School District General Obligation Bonds
5.00%, 5/1/2027 (Callable 5/1/2026) (BAM Insured)	500,000	583,520
		8,816,026
Minnesota - 5.71%
Southcentral Minnesota Multi-County Housing & Redevelopment Authority Revenue Bonds
3.33%, 2/1/2000 (a)	15,000	9,750
3.33%, 2/1/2002 (a)	30,000	19,500
3.33%, 2/1/2005 (a)	20,000	13,000
3.33%, 2/1/2006 (a)	20,000	13,000
3.33%, 2/1/2007 (a)	65,000	42,250
3.33%, 6/1/2008 (a)	10,000	6,500
3.33%, 2/1/2017 (a)	450,000	292,500
3.33%, 2/1/2025 (a)	9,500,000	6,175,000
		6,571,500
New Hampshire - 0.52%
Manchester New Hampshire Airport Revenue Bonds
5.00%, 1/1/2023	530,000	598,169
New Jersey - 6.28%
City of Atlantic City New Jersey General Obligation Bonds
5.00%, 3/1/2025 (BAM Insured)	350,000	402,864
5.00%, 3/1/2026 (BAM Insured)	215,000	249,931
5.00%, 3/1/2027 (BAM Insured)	100,000	117,179
5.00%, 3/1/2042 (Callable 3/1/2027) (BAM Insured)	450,000	504,392
New Jersey Economic Development Authority School Facilities Revenue Bonds
5.00%, 6/15/2025	500,000	559,800
5.00%, 6/15/2034 (Callable 6/15/2024)	1,000,000	1,065,830
New Jersey Transportation Trust Fund Authority Revenue Bonds
5.00%, 6/15/2025 (Callable 6/15/2023)	1,000,000	1,092,690
4.625%, 6/15/2030 (Callable 6/15/2025)	1,000,000	1,062,330
5.00%, 6/15/2044 (Callable 6/15/2024)	1,000,000	1,072,400
South Jersey Transportation Authority Revenue Bonds
5.00%, 11/1/2039 (Callable 11/1/2024)	1,000,000	1,089,390
		7,216,806
New York - 5.78%
Brooklyn Arena Local Development Corp. Revenue Bonds
4.00%, 7/15/2031 (Callable 1/15/2027) (AGM Insured)	500,000	536,710
5.00%, 7/15/2042 (Callable 1/15/2027)	2,000,000	2,217,480
New York City Industrial Development Agency Revenue Bonds
5.00%, 1/1/2019 (Callable 1/2/2018) (AMBAC Insured)	510,000	511,494
5.00%, 1/1/2031 (Callable 1/2/2018) (AMBAC Insured)	70,000	70,174
5.00%, 1/1/2046 (Callable 1/2/2018) (AMBAC Insured)	1,400,000	1,419,083
New York Liberty Development Corp. Revenue Bonds
5.25%, 10/1/2035	1,500,000	1,894,050
		6,648,991

Pennsylvania - 3.47%
Pennsylvania Turnpike Commission Revenue Bonds
5.00%, 12/1/2030 (Callable 12/1/2025)	500,000	569,065
5.00%, 12/1/2040 (Callable 12/1/2025)	1,500,000	1,708,335
School District of Philadelphia General Obligation Bonds
5.00%, 9/1/2027 (Callable 9/1/2026)	1,500,000	1,713,000
		3,990,400
Puerto Rico - 5.15%
Commonwealth of Puerto Rico General Obligation Bonds
5.50%, 7/1/2020 (NATL Insured)	665,000	689,485
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5.00%, 7/1/2028 (Callable 7/1/2018) (AGC Insured)	1,020,000	1,025,273
Puerto Rico Electric Power Authority Revenue Bonds
5.00%, 7/1/2022 (Callable 1/2/2018) (NATL Insured)	555,000	555,888
5.00%, 7/1/2023 (Callable 1/2/2018) (NATL Insured)	180,000	180,007
5.00%, 7/1/2024 (Callable 1/2/2018) (NATL Insured)	420,000	419,983
5.00%, 7/1/2024 (Callable 1/2/2018) (AGM Insured)	450,000	451,413
Puerto Rico Highways & Transportation Authority Revenue Bonds
5.00%, 7/1/2018 (Callable 1/2/2018) (NATL Insured)	195,000	195,447
4.75%, 7/1/2038 (Callable 7/1/2018) (NATL Insured)	1,730,000	1,460,051
Puerto Rico Municipal Finance Agency Revenue Bonds
5.25%, 8/1/2022 (AGC Insured)	870,000	940,653
		5,918,200
South Carolina - 2.45%
South Carolina Public Service Authority Revenue Bonds
5.00%, 12/1/2037 (Callable 12/1/2026)	1,000,000	1,137,170
5.00%, 12/1/2056 (Callable 12/1/2026)	1,500,000	1,675,965
		2,813,135
Tennessee - 1.26%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
5.00%, 10/1/2035 (Callable 10/1/2025)	650,000	715,267
Chattanooga Tennessee Health, Educational, and Student Housing Facility Board Revenue Bonds
5.00%, 10/1/2029 (Callable 10/1/2025)	500,000	569,635
5.00%, 10/1/2030 (Callable 10/1/2025)	150,000	166,446
		1,451,348
Texas - 4.86%
Austin Convention Enterprises, Inc. Revenue Bonds
5.00%, 1/1/2032 (Callable 1/1/2027)	575,000	654,005
5.00%, 1/1/2034 (Callable 1/1/2027)	850,000	959,659
Central Texas Regional Mobility Authority Revenue Bonds
5.00%, 1/1/2046 (Callable 1/1/2026)	2,000,000	2,233,239
Central Texas Turnpike System Revenue Bonds
5.00%, 8/15/2034 (Callable 8/15/2024)	1,000,000	1,125,660
5.00%, 8/15/2037 (Callable 8/15/2024)	550,000	614,499
		5,587,062
Vermont - 0.72%
City of Burlington Vermont Airport Revenue Bonds
4.00%, 7/1/2028 (Callable 7/1/2022)	795,000	826,315

Virginia - 1.31%
City of Chesapeake Virginia Expressway Toll Road Revenue Bonds
4.125%, 7/15/2042 (Callable 7/15/2022)	510,000	524,550
5.00%, 7/15/2047 (Callable 7/15/2022)	905,000	981,201
		1,505,751
Washington - 2.68%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds
4.50%, 9/1/2022	190,000	195,130
5.25%, 9/1/2032 (Callable 9/1/2022)	1,000,000	1,028,620
Skagit County Public Hospital District No. 1 Revenue Bonds
5.00%, 12/1/2022	750,000	816,518
4.00%, 12/1/2026	500,000	521,890
5.00%, 12/1/2037 (Callable 12/1/2023)	500,000	525,590
		3,087,748
Wisconsin - 0.92%
Wisconsin Health & Educational Facilities Authority Revenue Bonds
5.25%, 12/1/2049 (Callable 12/1/2022)	1,000,000	1,059,320
TOTAL MUNICIPAL BONDS (Cost $104,577,841)		109,005,415

MONEY MARKET FUNDS - 3.91%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 0.97% (b)	4,500,892	4,500,892
TOTAL MONEY MARKET FUNDS (Cost $4,500,892)		4,500,892

Total Investments (Cost $109,078,733) - 98.71%		113,506,307
Other Assets in Excess of Liabilities - 1.29%		1,479,241
TOTAL NET ASSETS - 100.00%		$114,985,548

Scheduled principal and interest payments are guaranteed by the following bond insurers.
AGC - Assured Guaranty Corp.
AGM - Assured Guaranty Municipal Corp.
AMBAC - Ambac Assurance Corp.
BAM - Build America Mutual
NATL - National Public Finance Guarantee
The insurance does not guarantee the market value of the municipal bonds.
(a)
The securities are in default and are not making full payments of interest and principal when due. The securities are making semi-annual distributions of variable amounts of cash flow. These amounts are determined by factors including, but not limited to, property occupancy levels, per unit rental rates and capital reinvestment expenses. The coupon accrual rate being utilized by the Fund is reviewed annually for consistency by the portfolio manager and will generally be based upon 50-150% of prior period distributions, depending on changes in the previously mentioned factors.

(b)	Rate shown is the 7-day annualized yield at November 30, 2017.

Wasmer Schroeder High Yield Municipal Fund
Notes to the Schedule of Investments
November 30, 2017 (Unaudited)

Note 1 – Securities Valuation

The Wasmer Schroeder High Yield Municipal Fund’s (the “Fund”) investments in securities are carried at their fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Debt securities are valued at their bid prices furnished by an independent pricing service using valuation methods that are designed to represent fair value.  These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most debt securities are categorized in level 2 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of November 30, 2017, the Fund held illiquid securities with a value of $6,571,500 or 5.71% of total net assets.

Information concerning these illiquid securities is as follows:

	PAR	Dates Acquired	Cost Basis
Southcentral Minnesota Multi-County Housing & Redevelopment Authority, due 2000-2025	$10,110,000	9/04 – 2/14	$4,433,456

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2017:

	Level 1	Level 2	Level 3	Total
Municipal Securities	$-	$109,005,415	$-	$109,005,415
Money Market Funds	4,500,892	-	-	4,500,892
Total Investments	$4,500,892	$109,005,415	$-	$113,506,307

Refer to the Fund’s schedule of investments for additional information. Transfers between levels are recognized at November 30, 2017, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended November 30, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Cheif Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
      Douglas G. Hess, President/Chief Executive
         Officer/Principal Executive Officer

Date January 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President/Chief Executive
   Officer/Principal Executive Officer

Date January 24, 2018

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer/Principal Financial Officer

Date January 24, 2018

* Print the name and title of each signing officer under his or her signature.